Revenues - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of performance obligations [line items]
Non-refundable fee for intellectual property	$ 2,400,000
Transaction price allocated to unsatisfied contracts from sale of intellectual property	$ 29,999,009	$ 6,011,159
Expected period for revenue to be recognized	3 years
Less than one year
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	$ 50,000
Additional variable consideration to be received	200,000
2022
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	100,000
Additional variable consideration to be received	250,000
2-3 years
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	150,000
2024
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	$ 200,000